Share-based payments - Cash settled, Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based payments
Balance at the beginning of the year	R 1,628	R 1,425	R 226
Fair value loss on obligations	860	129	1,218
Cash settled share-based payments paid	(240)	(275)	(91)
Foreign currency translation	3	(4)	(1)
Balance at end of the year	2,887	1,628	1,425
Current portion of cash-settled share-based payment obligations	(58)	(33)	(82)
Cash-settled share-based payment obligations	2,829	1,595	1,343
Share-Based Payment Arrangements other than BEE transaction
Share-based payments
Balance at the beginning of the year	160	58
Cash-settled share-based payments expense	232	353	73
Balance at end of the year	260	160	58
Share-based payment on BEE transaction
Share-based payments
Fair value loss on obligations	(404)	0	0
Share-based payment on BEE transaction | Rustenburg operation
Share-based payments
Balance at the beginning of the year	1,468	1,367
Balance at end of the year	2,067	1,468	1,367
Share-based payment on BEE transaction | Marikana
Share-based payments
Balance at the beginning of the year	0	0	0
Fair value loss on obligations	(189)	0	0
Balance at end of the year	560	0	0
Current portion of cash-settled share-based payment obligations	(29)	0	0
Cash-settled share-based payment obligations	531	0	0
Stillwater (cash-settled scheme)
Share-based payments
Cash-settled share-based payments expense		1	9
DRDGOLD (cash-settled scheme)
Share-based payments
Cash-settled share-based payments expense		R 128	R 64
Sibanye-Stillwater 2020 Share Plan and 2021 Revised Share Plan (cash-settled scheme)
Share-based payments
Expense from cash-settled share-based payment transactions	R 232